Stockholders' Equity Conversion Rights (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) shares votes	Feb. 10, 2015 USD ($)
Class of Stock [Line Items]
Stock repurchased during period, value | $	$ 150,300,000
Class B Exchangeable Shares [Member]
Class of Stock [Line Items]
Common stock, votes per share | votes	1
Exchangeable shares issued, Class A
Class of Stock [Line Items]
Common stock, votes per share | votes	1
Common stock, conversion ratio | shares	1
Class A and Class B common stock
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $		$ 1,000,000,000